UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    February 13, 2001

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:   $134,177

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     1780 98200.00 SH       SOLE                 86200.00          12000.00
Agilent Technologies Com       COM              00846U101     2261 41292.00 SH       SOLE                 38792.00           2500.00
America Online Inc             COM              02364j104      880 25275.00 SH       SOLE                 24275.00           1000.00
American SuperConductor        COM              030111108     2449 85750.00 SH       SOLE                 82950.00           2800.00
BP Amoco p.l.c. ADS            ADR              055622104     1557 32517.00 SH       SOLE                 32517.00
Bellsouth Corp                 COM              079860102      205  5000.00 SH       SOLE                  5000.00
Campbell Soup Company          COM              134429109      744 21500.00 SH       SOLE                 20500.00           1000.00
Caterpillar, Inc               COM              149123101     5623 118850.00SH       SOLE                112450.00           6400.00
Chevron Corp.                  COM              166751107     1617 19150.00 SH       SOLE                 17250.00           1900.00
Cisco Systems, Inc.            COM              17275R102     1970 51492.00 SH       SOLE                 44592.00           6900.00
Coca-Cola Company              COM              191216100     4198 68888.00 SH       SOLE                 62288.00           6600.00
Conexant Systems Inc.          COM              207142100     1429 92925.00 SH       SOLE                 87325.00           5600.00
Dow Chemical                   COM              260543103     1725 47100.00 SH       SOLE                 47100.00
Duke Energy Company            COM              264399106     6092 71455.00 SH       SOLE                 66755.00           4700.00
Emerson Electric               COM              291011104     7416 94100.00 SH       SOLE                 88100.00           6000.00
Exxon Mobil Corp               COM              30231G102     1902 21875.00 SH       SOLE                 21875.00
Fuelcell Energy Inc            COM              35952H106     1430 20850.00 SH       SOLE                 20850.00
General Electric               COM              369604103     4173 87055.00 SH       SOLE                 79255.00           7800.00
Gillette Company               COM              375766102      481 13320.00 SH       SOLE                 12520.00            800.00
Hewlett-Packard                COM              428236103     3808 120662.00SH       SOLE                112462.00           8200.00
Honeywell, Inc                 COM              438516106     5200 109900.00SH       SOLE                105300.00           4600.00
Idacorp                        COM              451107106     1639 33400.00 SH       SOLE                 31400.00           2000.00
Ingersoll-Rand Co              COM              456866102      553 13200.00 SH       SOLE                 12200.00           1000.00
Intel Corp                     COM              458140100     5132 170720.00SH       SOLE                160520.00          10200.00
International Rectifier        COM              460254105     3010 100350.00SH       SOLE                 94350.00           6000.00
Johnson & Johnson              COM              478160104     2781 26470.00 SH       SOLE                 26470.00
Lilly, Eli & Co                COM              532457108     2667 28660.00 SH       SOLE                 27260.00           1400.00
Lucent Technology              COM              549463107      772 57150.00 SH       SOLE                 53650.00           3500.00
Merck & Co., Inc               COM              589331107     7080 75622.00 SH       SOLE                 70022.00           5600.00
Microsoft Corp                 COM              594918104      520 11990.00 SH       SOLE                  4790.00           7200.00
Minnesota Mining               COM              604059105     4055 33655.00 SH       SOLE                 31655.00           2000.00
Norfolk Southern               COM              655844108     1460 109650.00SH       SOLE                105650.00           4000.00
Oracle Corp.                   COM              68389X105     4116 141640.00SH       SOLE                129640.00          12000.00
Parker-Hannifin Corp.          COM              701094104     1163 26350.00 SH       SOLE                 24600.00           1750.00
Pfizer, Inc                    COM              717081103     4099 89109.00 SH       SOLE                 82234.00           6875.00
Proctor & Gamble               COM              742718109     1687 21504.00 SH       SOLE                 20504.00           1000.00
Qualcomm, Inc.                 COM              747525103     8347 101559.00SH       SOLE                 95359.00           6200.00
Royal Dutch Petroleum Co.      ADR              780257804      291  4800.00 SH       SOLE                  4800.00
Schering-Plough Corp           COM              806605101      423  7455.00 SH       SOLE                  7455.00
SunTrust Banks, Inc.           COM              867914103     6666 105807.00SH       SOLE                 99807.00           6000.00
Synovus Financial Corp         COM              87161C105     1137 42222.50 SH       SOLE                 38922.00           3300.50
Texas Instruments              COM              882508104     6292 132810.00SH       SOLE                125010.00           7800.00
Timken Co.                     COM              887389104     2480 164000.00SH       SOLE                153500.00          10500.00
Wachovia Corp                  COM              929771103     3367 57935.00 SH       SOLE                 54335.00           3600.00
Wells Fargo                    COM              949746101     7501 134700.00SH       SOLE                126200.00           8500.00